FIXED ASSETS (Details Narrative)	12 Months Ended
	Mar. 31, 2024 USD ($)	Mar. 31, 2023 USD ($)	Jul. 03, 2022 USD ($) ft²
Property, Plant and Equipment [Line Items]
Depreciation	$ 1,737,825	$ 1,795,427
Fixed assets	13,301,245	15,043,715
Accumulated depreciation	$ 5,067,353	$ 3,376,067
Water Treatment and Purification System [Member]
Property, Plant and Equipment [Line Items]
Area of land | ft²			8,000
Fixed assets			$ 1,763,000
Accumulated depreciation			$ 325,000